Income Taxes (Details) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended		12 Months Ended																				12 Months Ended
	Dec. 31, 2011 jurisdiction	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011 Mobile	Dec. 31, 2011 Mobile	Dec. 31, 2009 COHT	Dec. 31, 2011 China Y	Dec. 31, 2010 China	Dec. 31, 2009 China	Dec. 31, 2008 China	Dec. 31, 2011 China High and new technology enterprises entity	Dec. 31, 2010 China High and new technology enterprises	Dec. 31, 2009 China High and new technology enterprises	Dec. 31, 2008 China High and new technology enterprises	Dec. 31, 2007 China High and new technology enterprises Y	Dec. 31, 2011 China High and new technology enterprises SINA (Shanghai) Management Co., Ltd. Y	Dec. 31, 2011 China Subsidiaries and variable interest entities	Dec. 31, 2010 China Subsidiaries and variable interest entities	Dec. 31, 2009 China Subsidiaries and variable interest entities	Dec. 31, 2007 China Subsidiaries and variable interest entities	Dec. 31, 2011 U.S.	Dec. 31, 2010 U.S.	Dec. 31, 2009 U.S.	Dec. 31, 2011 Hong Kong	Dec. 31, 2010 Hong Kong	Dec. 31, 2009 Hong Kong	Dec. 31, 2011 Cayman Islands	Dec. 31, 2010 Cayman Islands	Dec. 31, 2009 Cayman Islands
Income Taxes
Number of tax jurisdictions	4
Components of income before income taxes
Income (loss) before income tax expense	$ (297,417,000)	$ (10,903,000)	$ 420,628,000
Income (loss) from non China operations	(362,692,000)	(119,054,000)	338,738,000
Income from China operations	65,275,000	108,151,000	81,890,000
Income tax expenses applicable to China operations	5,001,000	8,436,000	8,323,000														5,001,000	8,436,000	8,323,000
Effective tax rate for China operations (as a percent)	8.00%	8.00%	10.00%				8.00%	8.00%	10.00%
Impairment charge related to investment	(281,548,000)	(128,554,000)	375,055,000																								(281,200,000)	(128,600,000)	376,600,000
Goodwill impairment	68,891,000			68,900,000	68,891,000
One-time gain related to spin off						376,600,000
Statutory rate (as a percent)							25.00%	25.00%	25.00%	25.00%										33.00%
State income tax (as a percent)																				30.00%
Local income tax (as a percent)																				3.00%
Preferential statutory rate (as a percent)											15.00%	15.00%	15.00%	15.00%	15.00%	12.50%
Period of special tax holidays (in years)															3	2
Period of reduced preferential income tax rate (in years)															3	3
Reduction in preferential tax rate (as a percent)															50.00%
Transitional period to entities that enjoyed preferential tax holiday under the previous income tax law (in years)							5
Threshold for previous tax rate below which preferential rates subsequently apply							25.00%
Number of qualified subsidiaries (in entities)											3
Withholding income tax on dividends distributed by an FIE to its immediate holding company outside China (as a percent)							10.00%
Maximum percentage of withholding income tax on dividends distributed by an FIE to its immediate holding company in Hong Kong							5.00%
Percentage of ownership interests held by foreign investors							25.00%
Current and deferred portion of income tax expenses for China operations
Current tax provision																	5,930,000	9,142,000	7,093,000
Deferred tax (benefits) provision	(929,000)	(706,000)	1,230,000														(929,000)	(706,000)	1,230,000
Income tax expenses	5,001,000	8,436,000	8,323,000														5,001,000	8,436,000	8,323,000
Reconciliation between the statutory EIT rate and the effective tax rate for China operations
Statutory EIT rate (as a percent)							25.00%	25.00%	25.00%	25.00%										33.00%
Effect on tax holiday and preferential tax rate (as a percent)							(18.00%)	(18.00%)	(17.00%)
Permanent differences (as a percent)							1.00%	1.00%	1.00%
Change in valuation allowance (as a percent)									1.00%
Effective tax rate for China operations (as a percent)	8.00%	8.00%	10.00%				8.00%	8.00%	10.00%
Tax holiday on China operations
Tax holiday effect							10,306,000	20,303,000	13,422,000
Basic net income (loss) per share effect (in dollars per share)							$ 0.16	$ 0.33	$ 0.25
Diluted net income (loss) per share effect (in dollars per share)							$ 0.16	$ 0.33	$ 0.23
Significant components of deferred tax assets and liabilities
Historical rate for valuing deferred tax assets (as a percent)							25.00%
Deferred tax assets:
Federal net operating loss carryforwards																					83,700,000
State net operating loss carryforwards																					30,300,000
Federal net operating loss carryforwards related to employee stock options																					36,900,000
State net operating loss carryforwards related to employee stock options																					23,800,000
Net operating loss carryforwards which can be carried forward indefinitely to offset future taxable income																								16,400,000
Net operating loss carryforwards	40,219,000	32,911,000	32,895,000				7,076,000														30,435,000	30,327,000	30,372,000	2,708,000	2,584,000	2,523,000
Allowances for doubtful accounts, accruals and other liabilities	6,981,000	5,753,000	4,479,000				6,513,000	5,596,000	4,313,000
Depreciation	351,000	202,000	218,000				351,000	202,000	218,000
Other tax credits, allowances for doubtful accounts, accruals and other liabilities																					468,000	503,000	512,000
Other tax credits		346,000	346,000
Total deferred tax assets	47,551,000	39,212,000	37,938,000				13,940,000	5,798,000	4,531,000												30,903,000	30,830,000	30,884,000
Less: valuation allowance	(45,494,000)	(38,201,000)	(37,666,000)				(11,883,000)	(4,787,000)	(4,259,000)												(30,903,000)	(30,830,000)	(30,884,000)	(2,708,000)	(2,584,000)	(2,523,000)
Net deferred tax assets	2,057,000	1,011,000	272,000				2,057,000	1,011,000	272,000
Deferred tax liabilities included in accrued liabilities:
Depreciation	(65,000)	(223,000)	(190,000)				(65,000)	(223,000)	(190,000)
Other	(275,000)						(275,000)																	(275,000)
Total deferred tax liabilities	(340,000)	(223,000)	(190,000)				(340,000)	(223,000)	(190,000)
Net operating loss carryforwards							7,100,000
Operating loss carryforwards provided with valuation allowance							7,000,000
Operating loss carryforwards due to expire in December 2014							$ 100,000